Cover	Jul. 06, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 06, 2026
Entity File Number	001-34502
Entity Registrant Name	Future FinTech Group Inc.
Entity Central Index Key	0001066923
Entity Tax Identification Number	98-0222013
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	02B-03A, 23/F, Sino Plaza
Entity Address, Address Line Two	Gloucester Road
Entity Address, City or Town	Causeway Bay
Entity Address, Country	HK
Entity Address, Postal Zip Code	255-257
City Area Code	852
Local Phone Number	21141970
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	FTFT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false